Commitments Significant Contracts and Contingencies (Tables)	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Commitments Significant Contracts and Contingencies
Schedule of operating lease liabilities
	May 31, 2025	August 31, 2024

Right of use assets - operating leases	$156,748	$167,446
Amortization	(42,733)	(32,603)
Total lease assets	114,015	134,843
Liabilities:	156,748	163,967
Lease payments	(56,129)	(33,273)
Interest accretion	15,967	6,672
Total lease liabilities	116,586	137,366

Operating lease cost	$114,015	$134,843
Operating cash flows for lease	$(56,129)	$(33,273)
Remaining lease term	3.46 Years	4.21 Years
Discount rate	7.25%	7.25%

	August 31, 2024	August 31, 2023
	$	$
Right of use assets - operating leases	167,446	52,444
Remeasurement related to lease extension	-	156,566
Amortization	(32,603)	(41,564)
Total lease assets	134,843	167,446
Liabilities:	163,967	49,988
Remeasurement related to lease extension	-	156,566
Lease payments	(33,273)	(44,814)
Interest accretion	6,672	2,227
Total lease liabilities	137,366	163,967

Operating lease cost	134,843	167,446
Operating cash flows for lease	(33,273)	44,814
Remaining lease term	4.21 Years	5.17 Years
Discount rate	7.25%	7.25%

Schedule of maturities of operating lease liabilities
2025 (three months remaining)	$9,336
2026	37,345
2027	38,642
2028	38,901
2029	8,104
Thereafter	-
Total lease payments	132,328
Less: imputed interest	(15,742)
Present value of operating lease liabilities	116,586
Less: current obligations under leases	(29,872)
Total	$86,714

Fiscal Year	Amount
2024	$-
2025	37,094
2026	37,345
2027	38,641
2028	38,901
2029	8,104
Thereafter	-
Total lease payments	160,085
Less: imputed interest	(22,719)
Present value of operating lease liabilities	137,366
Less: current obligations under leases	(28,047)
Total	$109,319